ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Additional Information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		21 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments tax	¥ 0	¥ 0	¥ 0